CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments
June 30, 2024
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout
Clovis Point II RIVS Investment, LLC (4)(6)	NAM	2017		$650,000	$-
Milton ZXP LLC - Class A Units (4)(6)	NAM	2018	6,029	602,900	1,205,800
Venture Capital
TasteMade, Inc. (4)	NAM	2015	2,582	100,000	-

Total Operating Companies				1,352,900	1,205,800	0.53%

Private Investment Funds
Private Debt
Private Debt
ABRY Advanced Securities Fund, L.P.	NAM	2008		-	2,497
Alloy Merchant Partners, L.P. (2)	ROW	2018		369,225	3,609
Aviator Capital Fund IV US Feeder, L.P.	GL	2018		1,618,839	2,038,843
Aviator Capital Mid-Life Us Feeder Fund, LP	GL	2016		1,655,270	2,180,754
BDCM Opportunity Fund II, L.P. (1)	NAM	2006		501,760	107,828
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	NAM	2016		3,389,793	3,470,310
Crestline Opportunities Fund III, LLC (1)	NAM	2016		1,376,489	2,254,836
Freedom Participation Partners I, LLC	NAM	2016		1,247,460	14,624
Garrison Opportunity Fund II A LLC	GL	2010		-	1,427
ILS Property & Casualty Master Fund Ltd.	NAM	2014		1,527,813	12,395
Parabellum Partners II, LP	NAM	2019		2,340,600	3,089,893
Rosebrook 2018 Co-Invest I, L.P. (3)	ROW	2018		1,023,648	713,437
Strategic Value Global Opportunities Fund I-A, L.P.	EU	2006		28,951	118,015
Tuckerbrook SB Global Distressed Fund I, L.P.	GL	2006		102,897	284,303

Total Private Debit (6)				15,182,745	14,292,771	6.26%

Private Equity
Buyout
Advent Latin American Private Equity Fund IV-F L.P.	ROW	2007		201,046	87,994
Advent Latin American Private Equity Fund V-F L.P.	ROW	2010		1,089,690	530,070
Chicago Pacific Founders Fund II, LP	NAM	2019		5,393,519	13,628,582
Clovis Point II, LP	NAM	2018		2,333,799	1,210,782
CRC (Atria) Investment Holdings, L.P. (3)	NAM	2022		4,392,174	4,155,428
CRC (Cresso) Investment Holdings, L.P. (2)	NAM	2024		2,000,000	2,000,000
Darwin Private Equity I L.P.	EU	2007		1,251,657	16,890
Energy Ventures IV LP	GL	2024		3,409,926	10,478,528
J.C. Flowers III L.P.	EU	2009		1,142,330	166,766
KF Partner Investments Fund III LP (1)(2)	NAM	2019		2,087,450	2,751,098
Monomoy Capital Partners II, L.P.	NAM	2011		988,871	155,309
Monomoy Capital Partners III, L.P. (1)	NAM	2016		1,308,228	3,558,088
Reservoir Capital Partners (Cayman), L.P.	GL	2006		12,291	56,308
Sovereign Capital Limited Partnership III	EU	2009		-	39,468
Sterling Capital Partners II, L.P.	NAM	2005		190,740	9,581
Strattam Capital Investment Fund, L.P.	NAM	2014		3,385,264	4,001,145
Strattam Capital Investment Fund II, L.P.	NAM	2017		2,613,532	4,563,859
Strattam Capital Investment Fund III, L.P. (2)	NAM	2021		8,805,065	9,402,622
Strattam Co-Invest Fund V, L.P.	NAM	2018		-	643,263
Strattam Co-Invest Fund VI, L.P.	NAM	2018		725,757	998,122
Strattam Co-Invest Fund VII, L.P.	NAM	2019		413,727	869,095
Strattam Co-Invest Fund IX, L.P. (3)	NAM	2023		3,743,772	4,156,992
Strattam Co-Invest Fund XI, L.P. (3)	NAM	2024		3,606,339	3,606,339
Viburnum Equity 4, LP (1)(2)	ROW	2019		6,465,975	7,964,472
Growth Equity
Crosslink Crossover Fund V, L.P. (1)	NAM	2007		291,519	32,595
Crosslink Crossover Fund VI, L.P.	NAM	2011		-	3,254,579
Gavea Investment Fund II A, L.P.	ROW	2007		-	7,101
Gavea Investment Fund III A, L.P.	ROW	2008		-	31,766
HealthCor Partners Fund, L.P.	NAM	2007		271,279	613,085
LoneTree I, L.P. (2)	NAM	2023		4,543,312	5,660,186
NGP Energy Technology Partners II, L.P.	NAM	2008		455,952	42,973
Northstar Equity Partners III (1)	AS	2011		536,617	283,159
Orchid Asia IV, L.P. (1)	AS	2007		876,700	19,723
Pinto America Growth Fund, L.P.	NAM	2005		-	5,129
Saints Capital VI, L.P.	NAM	2008		1,659,216	288,631
Trustbridge Partners II, L.P. (1)	AS	2007		1,007,994	456,309

Trustbridge Partners III, L.P. (1)	AS	2008	3,245,734	1,785,011
Trustbridge Partners IV, L.P.	AS	2011	625	2,798,823
Trustbridge Partners V, L.P.	AS	2014	4,372,653	3,014,900
Secondaries
Private Equity Investment Fund V, L.P.	NAM	2009	5,677,931	3,458,048
Venture Capital
Artis Ventures II, L.P.	NAM	2013	1,085,752	1,415,160
Chrysalis Ventures III, L.P.	NAM	2006	208,572	74,850
Dace Ventures I, LP	NAM	2007	347,577	150,512
Fairhaven Capital Partners, L.P.	NAM	2007	1,556,314	273,703
Founders Fund III, LP	NAM	2010	-	3,881,866
Founders Fund IV, LP	NAM	2012	-	4,721,088
Sanderling Venture Partners VI, L.P.	NAM	2004	94,987	10,449
Sanderling Venture Partners VI Co-Investment Fund, L.P.	NAM	2004	210,432	49,551
Tenaya Capital V, LP	NAM	2007	24,309	82,327
Tenaya Capital VI, LP	NAM	2012	760,163	903,585
The Column Group, LP	NAM	2007	971,978	415,179
The Column Group II, LP	NAM	2014	2,108,067	4,000,598
The Column Group III, LP	NAM	2016	2,944,205	2,001,423
Tiger Global Private Investment Partners V, L.P. (1)	AS	2008	1,281,424	741,607
Tiger Global Private Investment Partners VI, L.P. (1)	AS	2010	5,211	386,734
Voyager Capital Fund III, L.P.	NAM	2006	286,772	42,673

Total Private Equity (6)			90,386,447	115,954,124	50.76%

Real Assets
Infrastructure
Allied Strategic Partners Fund I-A, LP (1)(3)	NAM	2021	9,186,688	10,872,498
EIV Capital Fund II, LP (1)	NAM	2014	2,845,110	2,246,499
Haddington Energy Partners III, L.P.	NAM	2005	-	80,970
TPF II-A, L.P.	NAM	2008	1,213,282	22,541
YTM6, LLC (2)	NAM	2022	5,733,310	7,025,539
Natural Resources
EMG Iron Ore Holdco, LP	NAM	2019	476,106	744,905
Energy & Minerals Group Fund II, L.P. (1)	NAM	2011	2,322,395	2,415,127
Merit Energy Partners G, L.P.	NAM	2008	2,760,601	1,312,467
Midstream & Resources Follow-On Fund, L.P.	ROW	2009	518,415	84,722
NGP IX Offshore Fund, L.P.	NAM	2007	613,623	8,234
NGP Midstream & Resources, L.P. (1)	ROW	2007	973,429	49,136
Pine Brook Capital Partners, L.P.	NAM	2007	1,747,294	209,911
Quantum Parallel Partners V, LP	NAM	2008	2,805,960	473,492
Sentient Global Resources Fund III, L.P. (4)	ROW	2009	2,085,722	16,550
Sentient Global Resources Fund IV, L.P. (1)(4)	ROW	2011	1,587,980	66,251
Tembo Capital Co-Investment Partners I, LP (3)	ROW	2022	7,459,699	7,901,337
Tembo Capital Mining Fund III LP	GL	2020	8,912,756	10,613,676
Vortus Investments II, LP (1)	NAM	2017	1,759,043	3,031,344
Vortus Investments, LP	NAM	2014	2,849,584	916,831
Real Estate
Benson Elliot Real Estate Partners II, L.P.	EU	2006	349,758	6,155
Forum European Realty Income III, L.P.	EU	2007	820,961	35,735
GTIS Brazil Real Estate Fund (Brazilian Real) LP	ROW	2008	1,197,791	612,240
Lone Star Real Estate Fund II (U.S.), L.P.	GL	2009	58	1,843
Monsoon Infrastructure & Realty Co-Invest, L.P.	AS	2008	941,846	327,729
ORBIS Real Estate Fund I (2)	AS	2006	1,969,703	336,199
Patron Capital, L.P. II	EU	2005	123,803	400
Patron Capital, L.P. III	EU	2007	598,435	32,556
Pennybacker IV, LP	NAM	2016	1,168,170	541,105
Phoenix Asia Real Estate Investments II, L.P.	AS	2006	823,410	671,221
Prescott Strategies Fund I LP	NAM	2017	2,134,503	1,709,122
SBC US Fund II, LP	ROW	2011	737,652	3,469

Total Real Assets (6)			66,717,087	52,369,804	22.92%

Total Private Investment Funds (6)			172,286,279	182,616,699	79.94%

Total Private Investments Portfolio			173,639,179	183,822,499	80.47%

Anchor Partner Interests
Anchor Partner Interests
Allied Strategic Partners Management, LP(4)			-	860,000
LoneTree Capital, LLC(4)			-	503,000

Total Anchor Partner Interests				-	1,363,000	0.60%

Cash Management Portfolio
Hedge Funds
Event Driven
BDCM Partners I, L.P.	NAM	2019		1,364,736	662,429
Fortelus Special Situations Fund Ltd.	GL	2019		-	1,552
Relative Value
Anomaly Capital, LP	GL	2021		9,869,165	15,457,293
King Street Capital, L.P.	NAM	2019		1,845	48,422
Magnetar Capital Fund LP	NAM	2020		-	47,121
Middle East North Africa Opportunities Fund, L.P.	ROW	2019	728	728,344	6,739
PIPE Equity Partners, LLC (2)(4)	NAM	2003		3,252,147	-
PIPE Select Fund, LLC (2)(4)	NAM	2009		2,866,761	-
Stark Select Asset Fund, LLC	ROW	2018		-	9,501
STS Partners Fund, LP	NAM	2019		-	694,301
The 1609 Fund Ltd.	NAM	2019	3,345	3,391,838	1,004,957
Valiant Capital Partners LP	NAM	2019		242,459	301,173

Total Hedge Funds (6)				21,717,295	18,233,488	7.98%

Other Securities
Securities
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 8.17%, due 10/1/2031 (1)(5)(7)	NAM	2019		3,118,300	900,000

Total Other Liquid Securities				3,118,300	900,000	0.39%

Total Cash Management Portfolio				24,835,595	19,133,488	8.37%

Total Investments				$198,474,774	$204,318,987	89.44%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2024 were $71,302,836.

All investments are non-income producing unless noted otherwise.

*	The Geographic Regions are abbreviated as follows: Asia (AS), Europe (EU), North America (NAM), Global (GL), and Rest of World (ROW). The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.

Refer to the Allocation of Investments in the unaudited section of the financial statements for the percent of Partners' Capital by Asset Class.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2024. The total of all such investments represents 1.16% of partners' capital.
(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.